ACQUISITIONS - Summary (Details) - USD ($) $ in Thousands		3 Months Ended
	Jan. 11, 2022	Mar. 31, 2022
Total consideration, net of cash acquired:
Total consideration, net		$ 19,787
Radar Leather Division S.r.l
ACQUISITIONS
Total acquisition-related costs		627
Acquisition-related costs incurred during the period		$ 95
Percentage acquired	100.00%
Total consideration, net of cash acquired:
Cash paid	$ 21,266
Less: cash acquired	(1,479)
Total consideration, net	$ 19,787